Capital and Reserves - Common Stock and Additional Paid-In Capital (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	280,000,000
Beginning balance (in shares)	36,539,861	36,324,556	36,231,146
Conversion of shares (in shares)	0
Repurchased common stock (in shares)	0
Restricted shares issued, directors (in shares)	57,000	63,000	57,000
Restricted shares vested (in shares)	193,959	152,305	36,410
Ending balance (in shares)	36,790,820	36,539,861	36,324,556
“Class A”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	6,342,189	6,342,189	6,342,189
Conversion of shares (in shares)	0
Repurchased common stock (in shares)	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	6,342,189	6,342,189	6,342,189
“Class B”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	2,089,075	2,089,075	2,089,075
Conversion of shares (in shares)	(377,040)
Repurchased common stock (in shares)	(1)
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	1,712,034	2,089,075	2,089,075
“Class E”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	28,108,597	27,893,292	27,799,882
Conversion of shares (in shares)	377,040
Repurchased common stock (in shares)	1
Restricted shares issued, directors (in shares)	57,000	63,000	57,000
Restricted shares vested (in shares)	193,959	152,305	36,410
Ending balance (in shares)	28,736,597	28,108,597	27,893,292
“Class F”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	0	0	0
Conversion of shares (in shares)	0
Repurchased common stock (in shares)	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	0	0	0